Trading Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trading Assets and Liabilities [Line Items]
Trading debt securities	$ 86,155	$ 88,265
Equity securities, carried at fair value	28,383	39,098
Loans held for sale	7,104	23,617
Gross derivative asset	73,207	45,876
Derivative assets	22,774	21,478
Total trading assets	136,757	139,162
Gross trading derivative liabilities	74,813	41,238
Derivative liabilities	20,085	9,424
Total trading liabilities	40,116	29,156
Held for trading at fair value [Member]
Trading Assets and Liabilities [Line Items]
Equity securities, carried at fair value	26,910	27,476
Loans held for sale	1,466	3,242
Gross derivative asset	77,148	48,325
Netting	(54,922)	(28,146)
Derivative assets	22,226	20,179
Short sale and other liabilities	20,304	20,685
Long-term debt	1,346	0
Gross trading derivative liabilities	77,698	42,449
Netting	(59,232)	(33,978)
Derivative liabilities	$ 18,466	$ 8,471